Financial liabilities at amortized cost - borrowings and financing (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities At Amortized Cost Borrowings And Financing
Borrowings and financing	$ 1,136,344	$ 585,568
Total	$ 1,136,344	$ 585,568